UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Wynnefield Capital Management, L.L.C.

Address:   450 Seventh Avenue, Suite 509
           New York, New York 10123


Form 13F File Number: 28-7006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joshua H. Landes
Title:  Managing Member
Phone:  212-760-0814

Signature,  Place,  and  Date  of  Signing:

/s/ Joshua H. Landes               New York, New York                 10/28/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      391,539
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
ALEXCO RESOURCE CORP             COMM           01535P106     96.86    20,875          SOLE                   20,875      0    0
AMERICA SERVICE GROUP INC        COMM           02364L109    207.95    13,975          SOLE                   13,975      0    0
AMERICAN INDEPENDENCE CORP       COMM           026760405     58.72    12,600          SOLE                   12,600      0    0
BANRO CORPORATION                COMM           066800103     90.40    40,000          SOLE                   40,000      0    0
BREEZE-EASTERN CORP              COMM           106764103 14,110.00 2,015,633          SOLE                1,244,790      0    0
CAGLES INC-CLASS A               COMM           127703106  1,627.94   244,807          SOLE                  244,807      0    0
CORE-MARK HOLDING CO INC         COMM           218681104 22,023.46   711,352          SOLE                  711,352      0    0
CROWN CRAFTS INC                 COMM           228309100  7,559.22 1,571,573          SOLE                1,571,563      0    0
EASYLINK SERVICES INTL-CL A      COMM           277858106  6,535.69 2,513,726          SOLE                2,513,726      0    0
EURAND NV                        COMM           N31010106  8,132.45   826,468          SOLE                  826,468      0    0
GLOBAL POWER EQUIPMENT GROUP INC COMM           37941P306 13,454.54   882,265          SOLE                  882,265      0    0
HECKMANN CORP                    COMM           422680108  1,431.30   367,000          SOLE                  367,000      0    0
INTEGRAL SYSTEMS INC/MD          COMM           45810H107  4,428.00   600,000          SOLE                  600,000      0    0
ISHARES RUSSELL 2000             COMM           464287655 86,062.50 1,275,000     PUT  SOLE                1,275,000      0    0
ISHARES RUSSELL 2000             COMM           464287655 10,125.00   150,000     PUT  SOLE                  150,000      0    0
ISHARES RUSSELL 2000             COMM           464287655 91,125.00 1,350,000     CALL SOLE                1,350,000      0    0
KID BRANDS INC                   COMM           49375T100  2,869.46   333,658          SOLE                  333,658      0    0
LANDEC CORP                      COMM           514766104  7,300.21 1,175,557          SOLE                1,175,557      0    0
MAG SILVER CORP                  COMM           55903Q104    310.27    40,400          SOLE                   40,400      0    0
MAM SOFTWARE GROUP INC           COMM           55277Q102    725.23 8,522,053          SOLE                8,522,053      0    0
MOTORCAR PARTS OF AMERICA IN     COMM           620071100  3,672.31   423,077          SOLE                  423,077      0    0
MVC CAPITAL INC                  COMM           553829102 20,242.10 1,560,686          SOLE                1,560,686      0    0
NAPCO SECURITY SYSTEMS INC       COMM           630402105     45.71    23,440          SOLE                   23,440      0    0
NATURES SUNSHINE PRODS INC       COMM           639027101 10,234.44 1,144,792          SOLE                1,144,792      0    0
NEVADA GOLD & CASINOS INC        COMM           64126Q206    833.46   825,205          SOLE                  825,205      0    0
NOBEL LEARNING COMMUNITIES       COMM           654889104  6,457.53   934,519          SOLE                  934,519      0    0
OBA FINANCIAL SERVICES INC       COMM           67424G101    110.90    10,000          SOLE                   10,000      0    0
OMEGA PROTEIN CORP               COMM           68210P107  1,544.40   270,000          SOLE                  270,000      0    0
ORCHIDS PAPER PRODUCTS CO        COMM           68572N104    289.20    20,000          SOLE                   20,000      0    0
OVERHILL FARMS INC               COMM           690212105    246.49    53,701          SOLE                   53,701      0    0
PHC INC-CL A (MASS)              COMM           693315103    143.00   110,000          SOLE                  110,000      0    0
PHYSICIANS FORMULA HOLDINGS      COMM           719427106  1,226.14   400,700          SOLE                  400,700      0    0
PILGRIM'S PRIDE CORP             COMM           72147K108    140.50    25,000          SOLE                   25,000      0    0
PRINCETON REVIEW INC             COMM           742352107    931.26   456,500          SOLE                  456,500      0    0
PROSHARES ULTRA GOLD             ETF            74347W601 14,461.74   237,000          SOLE                  237,000      0    0
PROSPECT MEDICAL HLDGS           COMM           743494106 13,523.52 1,591,002          SOLE                1,591,002      0    0
PROVIDENT FINANCIAL HLDGS        COMM           743868101     58.20    10,000          SOLE                   10,000      0    0
ROTECH HEALTHCARE INC            COMM           778669101    176.02   100,010          SOLE                  100,010      0    0
SONDE RESOURCES CORP             COMM           835426107     67.21    22,180          SOLE                   22,180      0    0
SPDR S&P RETAIL ETF              COMM           78464A714  7,527.60   180,000     PUT  SOLE                  180,000      0    0
SUMMER INFANT INC                COMM           865646103 16,381.09 2,094,769          SOLE                2,094,769      0    0
TEAMSTAFF INC                    COMM           87815U303    624.00 1,201,529          SOLE                1,033,319      0    0
TRANSWORLD CORPORATION           COMM           89336R207  3,634.00 1,483,548          SOLE                1,160,548      0    0
TTI TEAM TELECOM INTL LTD        COMM           M88258104     87.60    30,000          SOLE                   30,000      0    0
U S ENERGY CORP - WYOMING        COMM           911805109    113.50    25,000          SOLE                   25,000      0    0
UNIGENE LABORATORIES INC         COMM           904753100  3,161.41 4,939,713          SOLE                4,939,703      0    0
VIRGINIA MINES INC               COMM           927864108    182.97    25,000          SOLE                   25,000      0    0
VITACOST.COM INC                 COMM           92847A200  2,871.54   477,793          SOLE                  477,793      0    0
WESTMORELAND COAL CO             COMM           960878106    936.70    95,000          SOLE                   95,000      0    0
WHX CORP                         COMM           929248607  3,203.71   383,219          SOLE                  383,219      0    0
WINTHROP REALTY TRUST            REIT           976391300    137.08    11,091          SOLE                   11,091      0    0
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